Subsidiaries - Schedule of Non-Wholly Owned Subsidiaries That Have Material Non-Controlling Interests (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Profit / (loss) allocated to non-controlling interests	₺ 58,630	₺ 51,715	₺ (164,103)
Accumulated non controlling interests	₺ 55,927	₺ 56,632
Inteltek [member]
Disclosure of subsidiaries [line items]
Place of incorporation and principal place of business	Turkey
Proportion of own interests and voting held by non-controlling interest	45.00%	45.00%
Profit / (loss) allocated to non-controlling interests	₺ 35,924	₺ 39,346
Accumulated non controlling interests	46,072	50,863
Subsidiaries with immaterial non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit / (loss) allocated to non-controlling interests	22,706	12,369
Accumulated non controlling interests	₺ 9,855	₺ 5,769